AXP(R) S&P 500 Index Fund
             AXP(R) Mid Cap Index Fund
  AXP(R) Total Stock Market Index Fund
AXP(R) International Equity Index Fund
       AXP(R) Nasdaq 100 Index(R) Fund

   2001 ANNUAL REPORT
(PROSPECTUS ENCLOSED)

American
  Express(R)
Funds

(icon of) ticker

AMERICAN
  EXPRESS(R)

(This annual report includes a prospectus that describes in detail the Fund's objective, investment strategy, risks, sales charges, fees and other matters of interest. Please read the prospectus carefully before you invest or send money.)

Table of Contents
2001 ANNUAL REPORT
The purpose of this annual report is to tell investors how the Funds performed.

From the Chairman                                            3
From the Portfolio Managers                                  3
Fund Facts                                                   6
The 10 Largest Holdings                                     11
Making the Most of the Fund                                 16
The Fund's Long-term Performance                            17
Board Members and Officers                                  22
Independent Auditors' Report                                24
Financial Statements                                        25
Notes to Financial Statements                               32
Investments in Securities                                   45
Federal Income Tax Information                             101

AXP INDEX FUNDS

(picture of) Arne H. Carlson
Arne H. Carlson
Chairman of the board

From the Chairman
The financial markets have always had their ups and downs, but in recent months volatility has become more frequent and intense. While no one can say with certainty what the markets will do, American Express Financial Corporation, the Funds' investment manager, expects economic growth to continue this year, accompanied by a modest rise in long-term interest rates. But no matter what transpires, this is a great time to take a close look at your goals and investments. We encourage you to:

o Consult a professional investment advisor who can help you cut through mountains of data.
o Set financial goals that extend beyond those achievable through the retirement plan of your employer.
o Learn as much as you can about your current investments.

The portfolio managers' letters that follow provide a review of the past 12-month period. The annual report contains other valuable information as well. The prospectus describes each Fund's investment objectives and how it intends to achieve those objectives. As experienced investors know, information is vital to making good investment decisions.

So, take a moment and decide again whether the Funds' investment objectives and management style fit with your other investments to help you reach your financial goals. And make it a practice on a regular basis to assess your investment options.

On behalf of the Board,

Arne H. Carlson

From the Portfolio Managers
AXP S&P 500 Index Fund
The Fund's Class D shares realized a loss of 1.73% during the past fiscal year -- February 2000 through January 2001. This compares with a 0.90% loss for the Standard & Poor's 500 Composite Stock Price Index (an unmanaged group of stocks commonly used to measure the performance of large-capitalization issues). It was an extremely volatile 12 months for the market, as changing outlooks for the economy, inflation, interest rates and corporate earnings led to rapid, substantial swings in stock prices. Still, the market was up moderately until last fall, when a three-month downturn drove it into negative territory. The period did end on a positive note, though, as the market rallied in January in response to reductions in short-term interest rates by the Federal Reserve.

ANNUAL REPORT - 2001

AXP Mid Cap Index Fund
The Fund's Class D shares generated a total return of 22.62% during the past fiscal year -- February 2000 through January 2001. This compares with a gain of 23.60% for the Standard & Poor's MidCap 400 Index (an unmanaged group of stocks commonly used to measure the performance of mid-capitalization stocks as a whole). With higher interest rates and the possibility of higher inflation weighing on large-capitalization stocks for most of the past 12 months, mid-cap stocks attracted considerable interest from investors looking for a less-vulnerable segment of the market. The ultimate result was that mid-caps not only outpaced the broad market during its advances, they also held up better during the downturns.

AXP Total Stock Market Index Fund
The Fund's Class D shares realized a loss of 3.79% during the past fiscal year -- February 2000 through January 2001. This compares with a loss of 3.47% for the Wilshire 5000 Total Market Index (an unmanaged group of stocks commonly used to measure the performance of the entire U.S. stock market). The stock market mounted some strong advances during the 12 months, as a mostly robust economy and low inflation periodically buoyed investors' spirits. But the gains were ultimately erased by either rising interest rates or concerns that corporate profits were tapering off. Small- and mid-capitalization stocks both showed positive returns for the period, though not enough to offset the negative performance turned in by large-cap stocks.

AXP International Equity Index Fund
The Fund's Class D shares generated a loss of 9.55% during the past fiscal year -- February 2000 through January 2001. This compares with a loss of 8.09% by the Morgan Stanley Capital International Europe, Australasia, Far East Index (an unmanaged group of large foreign stocks commonly used to measure the performance of major foreign stock markets). Overall, the European markets, which comprised most of the Fund's investments and include the United Kingdom, Germany, France and Italy, declined a small amount over the 12 months. But the biggest drain on Fund performance was a drop in the value of the euro (the European Union's common currency), which reduced returns to U.S.-based investors. Japan's market fared the worst of the group, as it declined steadily for most of the period.

AXP INDEX FUNDS

AXP Nasdaq 100 Index Fund
The Fund's Class D shares realized a loss of 28.12% during the past fiscal year -- February 2000 through January 2001. This compares with a loss of 27.37% by the Nasdaq 100 Index (an unmanaged group of the largest stocks traded on the Nasdaq Stock Market). It was a highly volatile 12 months, as the index was driven by dramatic swings in prices of technology-related stocks. By early fall of last year, with the index about where it stood at the beginning of the period, concerns about a slowdown in corporate profits spawned a steep downturn that lasted through year-end. January finally brought some relief, as interest-rate cuts by the Federal Reserve sparked a sharp gain by the index.



James M. Johnson, Jr., CFA              Adele Kohler
Portfolio Manager                       Portfolio Manager
AXP S&P500 Index Fund                   AXP International Equity Index Fund
AXP Mid Cap Index Fund
AXP Total Stock Market Index Fund
AXP Nasdaq 100 Index Fund

ANNUAL REPORT - 2001

Fund Facts

AXP S&P 500 Index Fund
Class D -- 12-month performance
(All figures per share)

Net asset value (NAV)
Jan. 31, 2001                                               $5.30
Jan. 31, 2000                                               $5.42
Decrease                                                    $0.12

Distributions -- Feb. 1, 2000 - Jan. 31, 2001
From income                                                 $0.02
From long-term capital gains                                $  --
Total distributions                                         $0.02
Total return*                                              -1.73%

Class E -- 12-month performance
(All figures per share)

Net asset value (NAV)
Jan. 31, 2001                                               $5.31
Jan. 31, 2000                                               $5.42
Decrease                                                    $0.11

Distributions -- Feb. 1, 2000 - Jan. 31, 2001
From income                                                 $0.03
From long-term capital gains                                $  --
Total distributions                                         $0.03
Total return*                                              -1.35%

* The total return is a hypothetical investment in the Fund with all distributions reinvested. Returns do not include sales load. The prospectus discusses the effect of sales charges, if any, on the various classes.

AXP INDEX FUNDS

AXP Mid Cap Index Fund
Class D -- 12-month performance
(All figures per share)

Net asset value (NAV)
Jan. 31, 2001                                               $6.20
Jan. 31, 2000                                               $5.71
Increase                                                    $0.49

Distributions -- Feb. 1, 2000 - Jan. 31, 2001
From income                                                 $0.74
From long-term capital gains                                $  --
Total distributions                                         $0.74
Total return*                                             +22.62%

Class E -- 12-month performance
(All figures per share)

Net asset value (NAV)
Jan. 31, 2001                                               $6.21
Jan. 31, 2000                                               $5.71
Increase                                                    $0.50

Distributions -- Feb. 1, 2000 - Jan. 31, 2001
From income                                                 $0.75
From long-term capital gains                                $  --
Total distributions                                         $0.75
Total return*                                             +23.06%

* The total return is a hypothetical investment in the Fund with all distributions reinvested. Returns do not include sales load. The prospectus discusses the effect of sales charges, if any, on the various classes.

ANNUAL REPORT - 2001

AXP Total Stock Market Index Fund
Class D -- 12-month performance
(All figures per share)

Net asset value (NAV)
Jan. 31, 2001                                               $5.45
Jan. 31, 2000                                               $5.76
Decrease                                                    $0.31

Distributions -- Feb. 1, 2000 - Jan. 31, 2001
From income                                                 $0.08
From long-term capital gains                                $  --
Total distributions                                         $0.08
Total return*                                              -3.79%

Class E -- 12-month performance
(All figures per share)

Net asset value (NAV)
Jan. 31, 2001                                               $5.45
Jan. 31, 2000                                               $5.76
Decrease                                                    $0.31

Distributions -- Feb. 1, 2000 - Jan. 31, 2001
From income                                                 $0.10
From long-term capital gains                                $  --
Total distributions                                         $0.10
Total return*                                              -3.53%

* The total return is a hypothetical investment in the Fund with all distributions reinvested. Returns do not include sales load. The prospectus discusses the effect of sales charges, if any, on the various classes.

AXP INDEX FUNDS

AXP International Equity Index Fund
Class D -- 12-month performance
(All figures per share)

Net asset value (NAV)
Jan. 31, 2001                                               $4.80
Jan. 31, 2000                                               $5.42
Decrease                                                    $0.62

Distributions -- Feb. 1, 2000 - Jan. 31, 2001
From income                                                 $0.10
From long-term capital gains                                $  --
Total distributions                                         $0.10
Total return*                                              -9.55%

Class E -- 12-month performance
(All figures per share)

Net asset value (NAV)
Jan. 31, 2001                                               $4.80
Jan. 31, 2000                                               $5.42
Decrease                                                    $0.62

Distributions -- Feb. 1, 2000 - Jan. 31, 2001
From income                                                 $0.11
From long-term capital gains                                $  --
Total distributions                                         $0.11
Total return*                                              -9.35%

* The total return is a hypothetical investment in the Fund with all distributions reinvested. Returns do not include sales load. The prospectus discusses the effect of sales charges, if any, on the various classes.

ANNUAL REPORT - 2001

AXP Nasdaq  100 Index Fund
Class D --  12-month  performance
(All  figures  per share)

Net asset value (NAV)
Jan. 31, 2001                                               $5.26
Jan. 31, 2000                                               $7.52
Decrease                                                    $2.26

Distributions -- Feb. 1, 2000 - Jan. 31, 2001
From income                                                 $0.13
From long-term capital gains                                $  --
Total distributions                                         $0.13
Total return*                                              -28.12%

Class E -- 12-month performance
(All figures per share)

Net asset value (NAV)
Jan. 31, 2001                                               $5.28
Jan. 31, 2000                                               $7.52
Decrease                                                    $2.24

Distributions -- Feb. 1, 2000 - Jan. 31, 2001
From income                                                 $0.13
From long-term capital gains                                $  --
Total distributions                                         $0.13
Total return*                                             -27.85%

* The total return is a hypothetical investment in the Fund with all distributions reinvested. Returns do not include sales load. The prospectus discusses the effect of sales charges, if any, on the various classes.

AXP INDEX FUNDS

The 10 Largest Holdings
AXP S&P 500 Index Fund
                                             Percent               Value
                                         (of net assets)   (as of Jan. 31, 2001)
General Electric                              3.69%            $4,008,071
Microsoft                                     2.64              2,863,161
Exxon Mobil                                   2.37              2,572,297
Pfizer                                        2.31              2,504,831
Citigroup                                     2.28              2,474,041
Cisco Systems                                 2.18              2,369,306
Wal-Mart Stores                               2.05              2,230,933
Intel                                         2.02              2,189,659
AOL Time Warner                               1.84              2,000,038
American Intl Group                           1.60              1,740,275

For further detail about these holdings, please refer to the section entitled "Investments in Securities."

(icon of) pie chart

The 10 holdings listed here
make up 22.98% of net assets

ANNUAL REPORT - 2001

AXP Mid Cap Index Fund
                                             Percent               Value
                                         (of net assets)   (as of Jan. 31, 2001)
S&P Mid-Cap 400 Depositary Receipts           1.31%              $261,129
Millennium Pharmaceuticals                    1.16                231,978
Rational Software                             1.07                213,670
Waters                                        1.04                206,988
Concord EFS                                   1.03                206,123
Univision Communications Cl A                  .96                191,621
IDEC Pharmaceuticals                           .92                183,613
Genzyme (General Division)                     .90                178,838
Atmel                                          .87                172,567
Cintas                                         .86                171,482

For further details about these holdings, please refer to the section entitled "Investments in Securities."

(icon of) pie chart

The 10 holdings listed here
Make up 10.12% of net assets

AXP INDEX FUNDS

AXP Total Stock Market Index Fund
                                             Percent               Value
                                         (of net assets)   (as of Jan. 31, 2001)
General Electric                              3.02%              $989,321
Microsoft                                     2.16                706,736
Exxon Mobil                                   1.94                634,913
Pfizer                                        1.89                618,283
Citigroup                                     1.87                610,688
Cisco Systems                                 1.79                584,810
Wal-Mart Stores                               1.68                550,675
Intel                                         1.65                540,458
AOL Time Warner                               1.51                493,643
American Intl Group                           1.31                429,520

For further detail about these holdings, please refer to the section entitled "Investments in Securities."

(icon of) pie chart

The 10 holdings listed here
make up 18.82% of net assets

ANNUAL REPORT - 2001

AXP International Equity Index Fund
                                             Percent               Value
                                         (of net assets)   (as of Jan. 31, 2001)
Vodafone AirTouch (United Kingdom)            2.46%              $557,824
BP Amoco (United Kingdom)                     2.10                474,511
Nokia (Finland)                               1.84                417,317
GlaxoSmithKline (United Kingdom)              1.76                398,044
HSBC Holdings (United Kingdom)                1.55                350,191
Royal Dutch Petroleum (Netherlands)           1.43                323,627
Novartis (Switzerland)                        1.42                321,860
Toyota Motor (Japan)                          1.36                307,261
Total Fina Cl B (France)                      1.16                262,066
Deutsche Telekom (Germany)                    1.06                240,401

For further detail about these holdings, please refer to the section entitled "Investments in Securities."

(icon of) pie chart

The 10 holdings listed here
make up 16.14% of net assets

AXP INDEX FUNDS

AXP Nasdaq 100 Index Fund
                                             Percent               Value
                                         (of net assets)   (as of Jan. 31, 2001)
Nasdaq-100 Shares                             6.15%            $2,306,570
Microsoft                                     6.14              2,300,956
Cisco Systems                                 5.27              1,973,330
Intel                                         4.78              1,790,393
QUALCOMM                                      4.16              1,558,014
Oracle                                        3.72              1,395,756
JDS Uniphase                                  2.82              1,055,305
Sun Microsystems                              2.37                889,184
VERITAS Software                              2.08                779,114
Amgen                                         1.85                695,179

For further detail about these holdings, please refer to the section entitled "Investments in Securities."

(icon of) pie chart

The 10 holdings listed here
make up 39.34% of net assets

ANNUAL REPORT - 2001

Making the Most of the Fund

BUILD YOUR ASSETS SYSTEMATICALLY
One of the best ways to invest in the Fund is by dollar-cost averaging -- a time-tested strategy that can make market fluctuations work for you. To dollar-cost average, simply invest a fixed amount of money regularly. You'll automatically buy more shares when the Fund's share price is low, fewer shares when it is high. The chart below shows how dollar-cost averaging works. In these three hypothetical scenarios, you will see six months of share price fluctuations.

This strategy does not ensure a profit or avoid a loss if the market declines. But, if you can continue to invest regularly through changing market conditions even when the price of your shares falls or the market declines, it can be an effective way to accumulate shares to meet your long-term goals.

                        How dollar-cost averaging works

       Jan  Feb  Mar  Apr  May  Jun
$15                   $16  $18  $20
$10    $10  $12  $14
$ 5

Accumulated shares*       Average market           Your average
                          price per share          cost per share

      42.25                    $15                    $14.20
-------------------------------------------------------------------------------

       Jan  Feb  Mar  Apr  May  Jun
$15
$10    $10                      $10
$ 5         $8   $5   $5   $8

Accumulated shares*       Average market           Your average
                          price per share          cost per share

      85.0                     $7.66                  $7.05
-------------------------------------------------------------------------------

       Jan  Feb  Mar  Apr  May  Jun
$15
$10    $10
$ 5         $8   $6   $4   $4   $7

Accumulated shares*       Average market           Your average
                          price per share          cost per share

     103.5                    $6.50                    $5.80
-------------------------------------------------------------------------------
                 $100 invested per month. Total invested: $600.

* Shares purchased is determined by dividing the amount invested per month by the current share price.

THREE WAYS TO BENEFIT FROM A MUTUAL FUND:
o  your shares increase in value when the Fund's investments do well
o you receive capital gains when the gains on investments sold by the Fund exceed losses
o you receive income when the Fund's stock dividends, interest and short-term gains exceed its expenses.

All three make up your total return. You potentially can increase your investment if, like most investors, you reinvest your dividends and capital gain distributions to buy additional shares of the Fund or another fund.

AXP INDEX FUNDS

The Fund's Long-term Performance
AXP S&P 500 Index Fund

              How your $10,000 has grown in AXP S&P 500 Index Fund

$20,000                                                                 $10,587
                                                                    AXP S&P 500
                                                                     Index Fund
                                                                        Class D

$10,000                                                 X                     X
                                                                       X
                                                S&P 500 Index    Lipper S&P 500
                                                                     Fund Index

11/1/99    1/31/00        4/30/00        7/31/00        10/31/00       1/31/01

               (The printed version of this chart contains
                a line graph with three lines corresponding to the two Indices and Fund noted above.)

Average Annual Total Returns (as of Jan. 31, 2001)
                                          1 year       Since inception*
Class D                                   -1.73%            +4.59%
Class E                                   -1.35%            +4.93%

* Inception date was Oct. 25, 1999.

Assumes: Holding period from 11/1/99 to 1/31/01. Returns do not reflect taxes payable on distributions. Reinvestment of all income and capital gain distributions for the Fund has a value of $70. Also see "Past Performance" in the Fund's current prospectus.

On the graph above you can see how the Fund's total return for Class D compared to two widely cited unmanaged performance indexes, the Standard & Poor's 500 Composite Stock Price Index (S&P 500 Index) and the Lipper S&P 500 Fund Index. Your investment and return values fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. This was a period of widely fluctuating security prices. Past performance is no guarantee of future results.

S&P 500 Index, an unmanaged list of common stocks, is frequently used as a general measure of market performance. The index reflects reinvestment of all distributions and changes in market prices, but excludes brokerage commissions or other fees.

Lipper S&P 500 Fund Index, an unmanaged index published by Lipper Inc., includes the 30 largest funds that are generally similar to the Fund, although some funds in the index may have somewhat different investment policies or objectives.

ANNUAL REPORT - 2001

AXP Mid Cap Index Fund

              How your $10,000 has grown in AXP Mid Cap Index Fund

$20,000                                                                 $13,840
                                                                    AXP Mid Cap
                                  Lipper Mid-Cap                     Index Fund
                                      Core Index                        Class D
                                               X                              X
                                                                    X
$10,000                                             S&P MidCap 400 Index




11/1/99    1/31/00        4/30/00        7/31/00        10/31/00       1/31/01

               (The printed version of this chart contains
                a line graph with three lines corresponding to the two Indices and Fund noted above.)

Average Annual Total Returns (as of Jan. 31, 2001)
                                          1 year       Since inception*
Class D                                  +22.62%           +29.21%
Class E                                  +23.06%           +29.61%

* Inception date was Oct. 25, 1999.

Assumes: Holding period from 11/1/99 to 1/31/01. Returns do not reflect taxes payable on distributions. Reinvestment of all income and capital gain distributions for the Fund has a value of $1,612. Also see "Past Performance" in the Fund's current prospectus.

On the graph above you can see how the Fund's total return for Class D compared to two widely cited unmanaged performance indexes, the Standard & Poor's MidCap 400 Index (S&P MidCap 400 Index) and the Lipper Mid-Cap Core Index. Your investment and return values fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. This was a period of widely fluctuating security prices. Past performance is no guarantee of future results.

S&P MidCap 400 Index, an unmanaged market-weighted index, consists of 400 domestic stocks chosen for market size, liquidity and industry group representation. The index reflects reinvestment of all distributions and changes in market prices, but excludes brokerage commissions or other fees.

Lipper Mid-Cap Core Index, an unmanaged index published by Lipper Inc., includes the 30 largest funds that are generally similar to the Fund, although some funds in the index may have somewhat different investment policies or objectives.

AXP INDEX FUNDS

AXP Total Stock Market Index Fund

         How your $10,000 has grown in AXP Total Stock Market Index Fund

$20,000                                                                 $10,735
                                                         AXP Total Stock Market
                                                             Index Fund Class D

                                                              X               X
$10,000                          Wilshire 5000 Total Market Index




11/1/99    1/31/00        4/30/00        7/31/00        10/31/00       1/31/01

               (The printed version of this chart contains
                a line graph with two lines corresponding to the Index and Fund noted above.)

Average Annual Total Returns (as of Jan. 31, 2001)
                                          1 year       Since inception*
Class D                                   -3.79%            +5.74%
Class E                                   -3.53%            +6.00%

* Inception date was Oct. 25, 1999.

Assumes: Holding period from 11/1/99 to 1/31/01. Returns do not reflect taxes payable on distributions. Reinvestment of all income and capital gain distributions for the Fund has a value of $192. Also see "Past Performance" in the Fund's current prospectus.

On the graph above you can see how the Fund's total return for Class D compared to a widely cited unmanaged performance index, the Wilshire 5000 Total Market Index. Your investment and return values fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. This was a period of widely fluctuating security prices. Past performance is no guarantee of future results.

Wilshire 5000 Total Market Index is an unmanaged index of U.S. common stocks regularly traded on the New York and American Stock Exchanges and the Nasdaq over-the-counter market.

ANNUAL REPORT - 2001

AXP International Equity Index Fund

        How your $10,000 has grown in AXP International Equity Index Fund

$20,000

                          Lipper International
                                   Funds Index
                                                X
$10,000                                                   X                  X
                                              MSCI EAFE Index           $9,816
                                                             AXP International
                                                             Equity Index Fund
                                                                       Class D

11/1/99    1/31/00        4/30/00        7/31/00        10/31/00       1/31/01

               (The printed version of this chart contains
                a line graph with three lines corresponding to the two Indices and Fund noted above.)

Average Annual Total Returns (as of Jan. 31, 2001)
                                          1 year       Since inception*
Class D                                   -9.55%            -1.46%
Class E                                   -9.35%            -1.28%

* Inception date was Oct. 25, 1999.

Assumes: Holding period from 11/1/99 to 1/31/01. Returns do not reflect taxes payable on distributions. Reinvestment of all income and capital gain distributions for the Fund has a value of $216. Also see "Past Performance" in the Fund's current prospectus.

On the graph above you can see how the Fund's total return for Class D compared to two widely cited unmanaged performance indexes, the Morgan Stanley Capital International Europe, Australasia, Far East (MSCI EAFE) Index and the Lipper International Funds Index. Your investment and return values fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. This was a period of widely fluctuating security prices. Past performance is no guarantee of future results.

MSCI EAFE Index, an unmanaged index, currently includes stocks of companies from various industrial sectors whose primary trading markets are located outside the U.S. Companies included in the MSCI EAFE Index are selected from among the larger capitalization companies in those markets. The index reflects reinvestment of all distributions and changes in market prices, but excludes brokerage commissions or other fees.

Lipper International Funds Index, an unmanaged index published by Lipper Inc., includes the 30 largest funds that are generally similar to the Fund, although some funds in the index may have somewhat different investment policies or objectives.

AXP INDEX FUNDS

AXP Nasdaq 100 Index Fund

             How your $10,000 has grown in AXP Nasdaq 100 Index Fund

$20,000                                                                 $10,277
                                                                 AXP Nasdaq 100
                                                                     Index Fund
                                                    X                   Class D
                                        Nasdaq 100 Index                      X
$10,000X



11/1/99    1/31/00        4/30/00        7/31/00        10/31/00       1/31/01

               (The printed version of this chart contains
                a line graph with two lines corresponding to the Index and Fund noted above.)

Average Annual Total Returns (as of Jan. 31, 2001)
                                          1 year       Since inception*
Class D                                  -28.12%            +2.17%
Class E                                  -27.85%            +2.48%

* Inception date was Oct. 25, 1999.

Assumes: Holding period from 11/1/99 to 1/31/01. Returns do not reflect taxes payable on distributions. Reinvestment of all income and capital gain distributions for the Fund has a value of $277. Also see "Past Performance" in the Fund's current prospectus.

On the graph above you can see how the Fund's total return for Class D compared to a widely cited unmanaged performance index, the Nasdaq 100 Index. Your investment and return values fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. This was a period of widely fluctuating security prices. Past performance is no guarantee of future results.

Nasdaq 100 Index, an unmanaged index, includes the largest and most active non-financial domestic and international companies listed on the Nasdaq Stock Market. The fund invests in all stocks in the Nasdaq 100 in approximately the same proportions.

ANNUAL REPORT - 2001

Board Members and Officers

Shareholders elect a board that oversees the Fund's operations. The board appoints officers who are responsible for day-to-day business decisions based on policies set by the board.

The following is a list of the Fund's board members. Each member oversees 15 Master Trust portfolios and 64 American Express mutual funds. Board members serve until the next regular shareholders' meeting or until he or she reaches the mandatory retirement age established by the board.

Independent Board Members

Name, address, age                 Position held with   Principal occupation during past    Other directorships
                                   Registrant and       five years
                                   length of service
---------------------------------- -------------------- ----------------------------------- -----------------------------------
H. Brewster Atwater, Jr.           Board member since   Retired chair and chief executive   Merck & Co., Inc.
4900 IDS Tower                     1996                 officer, General Mills, Inc.        (pharmaceuticals)
Minneapolis, MN 55402                                   (consumer foods)
Born in 1931
---------------------------------- -------------------- ----------------------------------- -----------------------------------
Arne H. Carlson                    Chair of the Board   Chair, Board Services Corporation
901 S. Marquette Ave.              since 1999           (provides administrative services
Minneapolis, MN 55402                                   to boards). Former Governor of
Born in 1934                                            Minnesota
---------------------------------- -------------------- ----------------------------------- -----------------------------------
Lynne V. Cheney American           Board member since   Distinguished Fellow, AEI           The Reader's Digest Association
Enterprise Institute for Public    1994                                                     Inc.
Policy Research (AEI)
1150 17th St., N.W. Washington,
D.C. 20036
Born in 1941
---------------------------------- -------------------- ----------------------------------- -----------------------------------
Livio D. DeSimone Minnesota        Board member since   Retired chair of the board and      Cargill, Incorporated (commodity
Mining and Manufacturing           2001                 chief executive officer,            merchants and processors), Target
Corporation                                             Minnesota Mining and                Corporation (department stores),
3M Center,                                              Manufacturing (3M)                  General Mills, Inc. (consumer
Building 220-14W-05                                                                         foods and restaurants) and Vulcan
St. Paul, MN 55144-1000                                                                     Materials Company (construction
Born in 1936                                                                                materials/chemicals)
---------------------------------- -------------------- ----------------------------------- -----------------------------------
Ira D. Hall Texaco, Inc.           Board member since   Treasurer, Texaco Inc. since
2000 Westchester Avenue White      2001                 1998. Prior to that, director,
Plains, NY 10650                                        International Operations IBM Corp.
Born in 1944
---------------------------------- -------------------- ----------------------------------- -----------------------------------
Heinz F. Hutter                    Board member since   Retired president and chief
P.O. Box 2187 Minneapolis, MN      1994                 operating officer, Cargill,
55402                                                   Incorporated (commodity merchants
Born in 1929                                            and processors)
---------------------------------- -------------------- ----------------------------------- -----------------------------------
Anne P. Jones                      Board member since   Attorney and telecommunications     Motorola, Inc. (electronics)
5716 Bent Branch Rd. Bethesda,     1985                 consultant
MD 20816
Born in 1935
---------------------------------- -------------------- ----------------------------------- -----------------------------------
William R. Pearce                  Board member since   RII Weyerhaeuser World
2050 One Financial Plaza           1980                 Timberfund, L.P. (develops timber
Minneapolis, MN 55402                                   resources) - management
Born in 1927                                            committee; Former chair, American
                                  Express Funds
---------------------------------- -------------------- ----------------------------------- -----------------------------------

AXP INDEX FUNDS


Name, address, age                 Position held with   Principal occupation during past    Other directorships
                                   Registrant and       five years
                                   length of service
---------------------------------- -------------------- ----------------------------------- -----------------------------------
Alan K. Simpson                    Board member since   Former three-term United States     Biogen, Inc. (bio-pharmaceuticals)
1201 Sunshine Ave.                 1997                 Senator for Wyoming
Cody, WY 82414
Born in 1931
---------------------------------- -------------------- ----------------------------------- -----------------------------------
C. Angus Wurtele Suite             Board member since   Retired chair of the board and      The Valspar Corporation (paints),
1700 Foshay Tower Minneapolis,     1994                 chief executive officer, The        Bemis Corporation (packaging)
MN 55402                                                Valspar Corporation
Born in 1934
---------------------------------- -------------------- ----------------------------------- -----------------------------------


Board Members Affiliated with American Express Financial Corporation (AEFC)

Name, address, age                 Position held with   Principal occupation during past    Other directorships
                                   Registrant and       five years
                                   length of service
---------------------------------- -------------------- ----------------------------------- -----------------------------------
Peter J. Anderson                  Board member since   Senior vice president -
58600 AXP Financial Center         2000, vice           investment operations and
Minneapolis, MN 55474              president since      director of AEFC
Born in 1942                       1995
---------------------------------- -------------------- ----------------------------------- -----------------------------------
David R. Hubers                    Board member since   Retired chief executive officer     Chronimed Inc. (specialty
50643 AXP Financial Center         1993                 and director and current chair of   pharmaceutical distribution) RTW
Minneapolis, MN 55474                                   the board of AEFC                   Inc. (manages workers
Born in 1943                                                                                compensation programs)
---------------------------------- -------------------- ----------------------------------- -----------------------------------
John R. Thomas                     Board member since   Senior vice president of AEFC
50652 AXP Financial Center         1987, president
Minneapolis, MN 55474              since 1997
Born in 1937
---------------------------------- -------------------- ----------------------------------- -----------------------------------

The board has appointed officers who are responsible for day-to-day business decisions based on policies it has established. The officers serve at the pleasure of the board. In addition to Mr. Thomas, who is president, and Mr.
Anderson, who is vice president, the Fund's other officers are:

Other Officers

---------------------------------- -------------------- ----------------------------------- -----------------------------------
Name, address, age                 Position held with   Principal occupation during past    Other directorships
                                   Registrant and       five years
                                   length of service
---------------------------------- -------------------- ----------------------------------- -----------------------------------
John M. Knight                     Treasurer since      Vice president - investment
50005 AXP Financial Center         1999                 accounting of AEFC
Minneapolis, MN 55474
Born in 1952
---------------------------------- -------------------- ----------------------------------- -----------------------------------
Leslie L. Ogg                      Vice president and   President of Board Services
901 S. Marquette Ave.              general counsel      Corporation
Minneapolis, MN 55402              since 1978
Born in 1938
---------------------------------- -------------------- ----------------------------------- -----------------------------------
Frederick C. Quirsfeld 53609 AXP   Vice president       Senior vice president - fixed
Financial Center                   since 1998           income and director of AEFC
Minneapolis, MN 55474
Born in 1947
---------------------------------- -------------------- ----------------------------------- -----------------------------------

The SAI has additional information about the Fund's directors and is available, without charge, upon request by calling (800) 862-7919.


ANNUAL REPORT - 2001

The  financial   statements   contained  in  Post-Effective   Amendment  #26  to
Registration Statement No. 33-30770 filed on or about March 28, 2001, are incorporated herein by reference.

Federal Income Tax Information
(Unaudited)

The Fund is required by the Internal Revenue Code of 1986 to tell its shareholders about the tax treatment of the dividends it pays during its fiscal year. The dividends listed below are reported to you on Form 1099-DIV, Dividends and Distributions. Shareholders should consult a tax advisor on how to report distributions for state and local tax purposes.

AXP S&P 500 Index Fund
Fiscal year ended Jan. 31, 2001

Class D
Income distribution taxable as dividend income, 42.97% qualifying for deduction by corporations.

Payable date                                                  Per share
Dec. 21, 2000                                                  $0.02472
Total distributions                                            $0.02472

The distribution of $0.02472 per share, payable Dec. 22, 2000, consisted of $0.01514 from net investment income and $0.00958 from net short-term capital gains.

Class E
Income distribution taxable as dividend income, 42.97% qualifying for deduction by corporations.

Payable date                                                  Per share
Dec. 21, 2000                                                  $0.03422
Total distributions                                            $0.03422

The distribution of $0.03422 per share, payable Dec. 22, 2000, consisted of $0.02464 from net investment income and $0.00958 from net short-term capital gains.

AXP Mid Cap Index Fund
Fiscal year ended Jan. 31, 2001

Class D
Income distribution taxable as dividend income, 9.62% qualifying for deduction by corporations.

Payable date                                                  Per share
Dec. 21, 2000                                                  $0.73445
Total distributions                                            $0.73445

The distribution of $0.73445 per share, payable Dec. 21, 2000, consisted of $0.02858 from net investment income and $0.70587 from net short-term capital gains.

Class E
Income distribution taxable as dividend income, 9.62% qualifying for deduction by corporations.

Payable date                                                  Per share
Dec. 21, 2000                                                  $0.74703
Total distributions                                            $0.74703

The distribution of $0.74703 per share, payable Dec. 21, 2000, consisted of $0.04116 from net investment income and $0.70587 from net short-term capital gains.

ANNUAL REPORT - 2001

AXP Total Stock Market Index Fund
Fiscal year ended Jan. 31, 2001

Class D
Income distribution taxable as dividend income, 53.64% qualifying for deduction by corporations.

Payable date                                                  Per share
Dec. 21, 2000                                                  $0.08178

Capital gain distribution taxable as long-term capital gain.

Payable date                                                  Per share
Dec. 21, 2000                                                  $0.00287
Total distributions                                            $0.08465

The distribution of $0.08465 per share, payable Dec. 21, 2000, consisted of $0.01502 derived from net investment income, $0.06676 from net short-term capital gains (a total of $0.08178 taxable as dividend income) and $0.00287 from net long-term capital gains.

Class E
Income distribution taxable as dividend income, 53.64% qualifying for deduction by corporations.

Payable date                                                  Per share
Dec. 21, 2000                                                  $0.09546

Capital gain distribution taxable as long-term capital gain.

Payable date                                                  Per share
Dec. 21, 2000                                                  $0.00287
Total distributions                                            $0.09833

The distribution of $0.09833 per share, payable Dec. 21, 2000, consisted of $0.02870 derived from net investment income, $0.06676 from net short-term capital gains (a total of $0.09546 taxable as dividend income) and $0.00287 from net long-term capital gains.

AXP International Equity Index Fund
Fiscal year ended Jan. 31, 2001

Class D
Income distribution taxable as dividend income, none qualifying for deduction by corporations.

Payable date                                                  Per share
Dec. 21, 2000                                                  $0.09643

Capital gain distribution taxable as long-term capital gain.

Payable date                                                  Per share
Dec. 21, 2000                                                  $0.00247
Total distributions                                            $0.09890

The distribution of $0.09890 per share, payable Dec. 21, 2000, consisted of $0.02919 derived from net investment income, $0.06724 from net short-term capital gains (a total of $0.09643 taxable as dividend income) and $0.00247 from net long-term capital gains.

AXP INDEX FUNDS

Class E
Income distribution taxable as dividend income, none qualifying for deduction by corporations.

Payable date                                                  Per share
Dec. 21, 2000                                                  $0.10722

Capital gain distribution taxable as long-term capital gain.

Payable date                                                  Per share
Dec. 21, 2000                                                  $0.00247
Total distributions                                            $0.10969

The distribution of $0.10969 per share, payable Dec. 21, 2000, consisted of $0.03998 derived from net investment income, $0.06724 from net short-term capital gains (a total of $0.10722 taxable as dividend income) and $0.00247 from net long-term capital gains.

AXP Nasdaq 100 Index Fund
Fiscal year ended Jan. 31, 2001

Class D
Income distribution taxable as dividend income, 2.33% qualifying for deduction by corporations.

Payable date                                                  Per share
Dec. 21, 2000                                                  $0.12501
Total distributions                                            $0.12501

The distribution of $0.12501 per share, payable Dec. 21, 2000, was from net short-term capital gains.

Class E
Income distribution taxable as dividend income, 2.33% qualifying for deduction by corporations.

Payable date                                                  Per share
Dec. 21, 2000                                                  $0.12501
Total distributions                                            $0.12501

The distribution of $0.12501 per share, payable Dec. 21, 2000, was from net short-term capital gains.

ANNUAL REPORT - 2001

American
  Express(R)
Funds

AXP Index Funds
70100 AXPFinancial Center
Minneapolis, MN 55474

Ticker Symbol
AXP S&P 500 Index Fund                Class D: ADIDX       Class E: ADIEX
AXP Mid Cap Index Fund                Class D: N/A         Class E: N/A
AXP Total Stock Market
   Index Fund                         Class D: N/A         Class E: N/A
AXP International Equity
   Index Fund                         Class D: N/A         Class E: N/A
AXP Nasdaq 100
   Index Fund                         Class D: INDDX       Class E: AXIEX

                                 PRSRT STD AUTO
                                  U.S. POSTAGE
                                      PAID
                                    AMERICAN
                                     EXPRESS
                                                              AMERICAN
                                                                EXPRESS(R)

                                                              S-6434 E (3/01)

This report must be accompanied or preceded by the Fund's current prospectus. Distributed by American Express Financial Advisors Inc. Member NASD. American Express Company is separate from American Express Financial Advisors Inc. and is not a broker-dealer.

STATEMENT OF DIFFERENCES

Difference                                       Description

1)   The layout is different                     1)  Some of the layout in the
     throughout the annual report.                   annual report to
                                                     shareholders is in two
                                                     columns.

2)   There are pictures, icons                   2)  Each picture, icon and
     and graphs throughout the                       graph is described in
     annual report.                                  parentheses.